Fair Value Information on Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Convertible Bonds

As of December 31, 2016 and 2017, the book value and fair value of the convertible bonds (include the current portion) are as follow:

	Carrying Amount	Fair Value (Level 3)
	NT$	NT$
December 31, 2016	12,712,651	12,841,188

December 31, 2017	12,015,229	12,007,468

Summary of Financial Instruments Measured at Fair Value
C.	The Company’s financial instruments measured at fair value are as follows:

Recurring basis:

	As of December 31, 2016
	Level 1	Level 2	Level 3
	NT$	NT$	NT$
Available-for-sale financial assets	3,615,658	178,176	—

Financial liability at fair value through profit or loss	—	—	773,908

	As of December 31, 2017
	Level 1	Level 2	Level 3
	NT$	NT$	NT$
Available-for-sale financial assets	4,135,207	—	—

Financial liability at fair value through profit or loss	—	—	809,640

Summary of Reconciliation of Level 3 Fair Value Measurements of Financial Liabilities
(5)	Reconciliation of Level 3 fair value measurements of financial liabilities

	2015	2016	2017
	NT$	NT$	NT$
As of January 1	1,095,552	1,798,920	773,908
Losses (Gains) recognized in profit or loss	703,368	(1,025,012)	35,732

As of December 31	1,798,920	773,908	809,640